Operating expenses by nature (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary Of Operating Expense By Nature

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Selling Expenses (a)	94,367	82,419	38,322	30,104

Administrative expenses	2,077,587	1,294,039	809,596	481,605

Personnel expenses	1,484,596	859,653	577,614	291,485

Compensation	565,640	256,323	203,419	107,474
Employee profit-sharing and bonus	566,353	466,219	240,763	127,591
Executives profit-sharing	156,988	50,230	52,662	20,415
Other personnel expenses (b)	195,615	86,881	80,770	36,005
Other taxes expenses	26,193	29,699	9,907	11,419
Depreciation of property and equipment and right-of-use assets	52,972	38,409	16,928	14,094
Amortization of intangible assets	52,928	23,992	19,451	9,361
Data processing	212,074	124,260	89,018	49,775
Technical services	66,284	39,560	25,563	13,102
Third parties’ services	116,086	112,571	43,663	65,854
Other administrative expenses (c)	66,454	65,895	27,452	26,515

Total	2,171,954	1,376,458	847,918	511,709

(a)	Selling expenses refers to advertising and publicity.
(b)	Other personnel expenses include benefits, social charges and others.
(c)	Other administrative expenses include rent, communication and travel expenses, legal and judicial and other expenses.

	2019	2018	2017
Selling expenses	155,115	96,075	32,881

Advertising and publicity	155,115	96,075	32,881
Administrative expenses	1,891,481	1,176,805	649,585

Personnel expenses	1,261,887	712,060	428,772

Compensation	408,394	221,746	134,535
Employee profit-sharing and bonus	645,992	356,938	217,982
Executives profit-sharing	67,547	50,656	28,802
Benefits	47,457	35,922	16,697
Social charges	88,960	45,115	28,836
Other	3,537	1,683	1,920
Other taxes expenses	39,691	43,945	20,749
Depreciation of property and equipment and right-of-use assets	53,530	26,278	9,338
Amortization of intangible assets	37,630	26,510	18,065
Other administrative expenses	498,743	368,012	172,661

Data processing	178,860	130,678	71,861
Technical services	85,782	76,476	26,985
Third parties’ services	145,730	63,333	19,006
Rent expenses	10,575	41,950	16,492
Communication	17,495	11,457	11,276
Travel	21,676	13,804	9,791
Legal and judicial	3,406	9,023	2,638
Other	35,219	21,291	14,612

Total	2,046,596	1,272,880	682,466